CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Communication Services - 4.4%
Integrated Telecommunication Services - 4.4%
IHS Holding Ltd. (a)	155,608	$1,065,915

Consumer Discretionary - 25.3%(b)
Automotive Retail - 7.5%
Carvana Co. (a)	5,856	1,795,098
		$–
Broadline Retail - 16.3%
Amazon.com, Inc. (a)	4,359	1,064,555
MercadoLibre, Inc. (a)	467	1,086,831
PDD Holdings, Inc. - ADR (a)	13,152	1,773,810
		3,925,196
Home Furnishings - 1.5%
Somnigroup International, Inc.	4,512	357,982
Total Consumer Discretionary		6,078,276

Energy - 21.8%
Coal & Consumable Fuels - 5.6%
Cameco Corp.	13,056	1,334,454

Oil & Gas Drilling - 4.8%
Seadrill Ltd. (a)	4,704	148,458
Valaris Ltd. (a)	18,035	1,012,124
		1,160,582
Oil & Gas Equipment & Services - 8.7%
Tidewater, Inc. (a)	41,280	2,088,355
		$–
Oil & Gas Storage & Transportation - 2.7%
Golar LNG Ltd.	2,400	98,520
Imperial Petroleum, Inc. (a)	101,664	560,169
		658,689
Total Energy		5,242,080

Financials - 6.8%
Consumer Finance - 0.2%
Capital One Financial Corp.	192	42,238
		$–
Diversified Banks - 2.1%
Lloyds Banking Group PLC - ADR	108,386	510,498

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 86.4% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 4.5%
American Coastal Insurance Corp.	92,224	$1,091,932
Total Financials		1,644,668

Industrials - 4.8%
Aerospace & Defense - 2.1%
Rolls-Royce Holdings PLC - ADR	31,832	494,988

Building Products - 2.7%
Builders FirstSource, Inc. (a)	5,664	657,987
Total Industrials		1,152,975

Materials - 13.9%
Specialty Chemicals - 4.8%
ASP Isotopes, Inc. (a)	113,902	1,153,827

Steel - 9.1%
Alpha Metallurgical Resources, Inc. (a)	6,144	1,064,510
Warrior Met Coal, Inc.	16,585	1,125,126
		2,189,636
Total Materials		3,343,463

Utilities - 9.4%
Independent Power Producers & Energy Traders - 9.4%
Talen Energy Corp. (a)	5,664	2,264,354
TOTAL COMMON STOCKS (Cost $20,681,028)		20,791,731

EXCHANGE TRADED FUNDS - 0.5%
Global X Uranium ETF	2,304	126,996
TOTAL EXCHANGE TRADED FUNDS (Cost $117,873)		126,996

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 13.1%
First American Government Obligations Fund - Class X, 4.03% (c)	3,152,931	3,152,931
TOTAL MONEY MARKET FUNDS (Cost $3,152,931)		3,152,931

TOTAL INVESTMENTS - 100.0% (Cost $23,951,832)		$24,071,658
Liabilities in Excess of Other Assets - (0.0)% (d)		(4,785)
TOTAL NET ASSETS - 100.0%	0.0%	$24,066,873

Percentages are stated as a percent of net assets.

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

ADR - American Depository Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CITY DIFFERENT INVESTMENTS GLOBAL EQUITY ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

City Different Investments Global Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$20,791,731	$—	$—	$20,791,731
Exchange Traded Funds	126,996	—	—	126,996
Money Market Funds	3,152,931	—	—	3,152,931
Total Investments	$24,071,658	$—	$—	$24,071,658

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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